Condensed Financial Information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net loss	$ (7,490)	$ (1,991)	$ (1,461)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation expenses			549
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(322)	1,012	(10)
Accrued payroll and employee benefits	258	355	(193)
Other accrued liabilities	(23)	(51)	(142)
Net cash provided by (used in) operating activities	(1,878)	8,410	11,149
Cash flows from investing activities
Purchase of property, plant and equipment	(853)	(951)	(282)
Net cash used in investing activities	(2,341)	(4,289)	(11,285)
Cash flows from financing activities
Dividends paid	(3,615)	(5,357)	(2,430)
Proceeds from exercise of stock options	493	1,295	4
Repurchase of common stock	(1,411)	(1,102)
Net cash used in financing activities	(4,533)	(5,164)	(2,426)
Net decrease in cash and cash equivalents	(8,752)	(1,043)	(2,562)
Cash and cash equivalents, beginning of year	32,030	33,073	35,635
Cash and cash equivalents, end of year	23,278	32,030	33,073
Parent Company [Member]
Cash flows from operating activities
Net loss	(7,490)	(1,991)	(1,461)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in (earnings) loss of subsidiaries	5,213	(394)	(924)
Depreciation	87	87	71
Stock-based compensation expenses			384
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5	(53)	48
Amounts due from subsidiaries	7,533	6,756	4,667
Accrued payroll and employee benefits	561	616	(62)
Other accrued liabilities	(30)	84	(55)
Net cash provided by (used in) operating activities	5,879	5,105	2,668
Cash flows from investing activities
Purchase of property, plant and equipment			(114)
Net cash used in investing activities			(114)
Cash flows from financing activities
Dividends paid	(3,615)	(5,357)	(2,430)
Proceeds from exercise of stock options	493	1,295	4
Repurchase of common stock	(1,411)	(1,102)
Net cash used in financing activities	(4,533)	(5,164)	(2,426)
Net decrease in cash and cash equivalents	1,346	(59)	128
Cash and cash equivalents, beginning of year	393	452	324
Cash and cash equivalents, end of year	$ 1,739	$ 393	$ 452